Class R6 | Neuberger Berman High Income Bond Fund
Supplement to the Summary Prospectus
Neuberger Berman Income Funds®
Neuberger Berman High Income Bond Fund
Class R6
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2018, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman High Income Bond Fund (the “Fund”) effective on December 6, 2018. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of Class R6 Contractual Administration Fee Rate and Contractual Expense Cap: Effective December 6, 2018, the Fund will pay NBIA a fee at the reduced annual rate of 0.05% of the Fund’s average daily net assets for Class R6 administration services and the contractual expense limitation for Class R6 will also be reduced by 0.03% of average net assets. As a result, effective December 6, 2018:

(1) The fee table and expense example included in the Fund’s Class R6 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

The date of this supplement is December 6, 2018.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104

Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R6 Neuberger Berman High Income Bond Fund Class R6 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class R6 Neuberger Berman High Income Bond Fund Class R6
Management fees	0.53%	[1]
Distribution and/or shareholder service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.59%
[1]	"Management fees" have been restated to reflect current administration fees.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class R6 | Neuberger Berman High Income Bond Fund | Class R6 | USD ($)	60	189	329	738